Acquisitions and Divestitures - Acquisitions (Details) - USD ($) $ in Millions	1 Months Ended						3 Months Ended
	Aug. 31, 2023	Jul. 31, 2023	Oct. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Goodwill								$ 628	$ 623	$ 647	$ 621
Certification Entity for Renewable Energies (CERE)
Asset Acquisition [Line Items]
Percentage of business acquired	100.00%
Cash consideration	$ 14
Goodwill	$ 11
HBI Compliance Limited Asset Acquisition
Asset Acquisition [Line Items]
Percentage of business acquired		100.00%
Cash consideration		$ 6
Kugler Maag CIE GmbH
Asset Acquisition [Line Items]
Percentage of business acquired			100.00%
Cash consideration			$ 32
Goodwill			14
Intangible assets acquired			$ 14				$ 9
Intangible assets, useful life			10 years
Cimteq Holdings Limited
Asset Acquisition [Line Items]
Percentage of business acquired				100.00%
Cash consideration				$ 15
Goodwill				$ 12
KAM Specialty Equipment Services Company
Asset Acquisition [Line Items]
Percentage of business acquired					100.00%
Cash consideration					$ 16
Goodwill					$ 9
KBW Corporation
Asset Acquisition [Line Items]
Percentage of business acquired						100.00%
Cash consideration						$ 18
Property, plant, and equipment acquired						$ 14